14. Other Operating Income and Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Operating Income And Expense Details
Visa debit card income	$ 3,589	$ 3,452	$ 3,170
Net appraisal management fee income	886	635	525
Insurance and brokerage commissions	632	714	701
Advertising	1,136	784	804
FDIC insurance	494	681	739
Visa debit card expense	1,140	988	905
Telephone	754	588	574
Foreclosure/OREO expense	120	398	317
Internet banking expense	710	671	644
FHLB advance prepayment penalty	1,260	504	869
Consulting	2,257	904	609
NC Tax Credit Amortization	$ 0	$ 0	$ 870